UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $180,534 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2644    29860 SH       SOLE                    29860
AMERICAN EXPRESS            cs                  025816109     3686    24750 SH       SOLE                    24750
AMERICAN INT'L GRP          cs                  026874107    12909   117887 SH       SOLE                   117887
AOL TIME WARNER             cs                  00184A105     2809    41650 SH       SOLE                    41650
AT&T LIBERTY MEDIA GROUP    cs                  530718204     4828    81400 SH       SOLE                    81400
CISCO SYSTEMS               cs                  17275R102    40174   519632 SH       SOLE                   519632
COCA COLA                   cs                  191216100     5050   107600 SH       SOLE                   107600
COMPAQ                      cs                  204493100     8697   322118 SH       SOLE                   322118
DISNEY WALT                 cs                  254687106     8768   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     3407    54400 SH       SOLE                    54400
GENERAL ELECTRIC            cs                  369604103    16457   105750 SH       SOLE                   105750
HOUSEHOLD INTERNATIONAL     cs                  441815107     2714    72750 SH       SOLE                    72750
INTEL CORP.                 cs                  458140100    34779   263600 SH       SOLE                   263600
JP MORGAN CHASE             cs                  46624E405     4032    46250 SH       SOLE                    46250
LEHMAN BROS.                cs                  524903100     1239    12775 SH       SOLE                    12775
MICROSOFT                   cs                  594918104     3612    34000 SH       SOLE                    34000
MOTOROLA INC.               cs                  620076109     5515    37775 SH       SOLE                    37775
PFIZER                      cs                  717081103     3378    92400 SH       SOLE                    92400
WARNER LAMBERT CO.          cs                  934488107     6015    61575 SH       SOLE                    61575
WORLDCOM INC.               cs                  98157D106     9821   216750 SH       SOLE                   216750